EQUITY - Reserves within equity (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of equity [Line Items]
Begining Balances	S/ 1,088,189
Change in net unrealized gains on cash flow hedges	(68,001)	S/ (62,002)	S/ 73,263
Transfer of net realized losses on cash flow hedges to profit or loss	55,784	35,059	(43,643)
Foreign exchange translation	259,572	(58,862)	45,634
Net movement in hedges of net investments in foreign businesses	(1,219)	0	0
Ending Balances	1,865,898	1,088,189
Other reserves [Member]
Disclosure of equity [Line Items]
Begining Balances	1,088,189	708,453	1,236,636
Increase (Decrease) in net unrealized gains on investments	273,001	703,790	(562,545)
Transfer of net realized (gains) loss on investments to profit or loss	440,416	420,987	(38,983)
Transfer of the recovery of the impairment credit loss on investments to profit or loss, Note 24	52,263	(745)	1,909
Change in net unrealized gains on cash flow hedges	(68,001)	(62,002)	73,263
Transfer of net realized losses on cash flow hedges to profit or loss	55,784	35,059	(43,643)
Foreign exchange translation	259,572	(58,862)	45,634
Net movement in hedges of net investments in foreign businesses	(1,219)
Other reserves	(234,107)	(658,491)
Ending Balances	1,865,898	1,088,189	708,453
Investments in equity instruments
Disclosure of equity [Line Items]
Begining Balances	550,065	452,551	431,711
Increase (Decrease) in net unrealized gains on investments	76,849	97,514	20,840
Foreign exchange translation	0
Ending Balances	626,914	550,065	452,551
Investments in debt instruments
Disclosure of equity [Line Items]
Begining Balances	1,255,988	229,470	853,747
Increase (Decrease) in net unrealized gains on investments	196,152	606,276	(583,385)
Transfer of net realized (gains) loss on investments to profit or loss	440,416	420,987	(38,983)
Transfer of the recovery of the impairment credit loss on investments to profit or loss, Note 24	52,263	(745)	1,909
Foreign exchange translation	0
Ending Balances	1,944,819	1,255,988	229,470
Insurance reserves
Disclosure of equity [Line Items]
Begining Balances	(658,491)
Foreign exchange translation	0
Other reserves	(234,107)	(658,491)
Ending Balances	(892,598)	(658,491)
Cash flow hedge reserve
Disclosure of equity [Line Items]
Begining Balances	(30,104)	(3,161)	(32,781)
Increase (Decrease) in net unrealized gains on investments	0	0	0
Transfer of net realized (gains) loss on investments to profit or loss	0	0	0
Transfer of the recovery of the impairment credit loss on investments to profit or loss, Note 24	0	0	0
Change in net unrealized gains on cash flow hedges	(68,001)	(62,002)	73,263
Transfer of net realized losses on cash flow hedges to profit or loss	55,784	35,059	(43,643)
Foreign exchange translation	0	0	0
Net movement in hedges of net investments in foreign businesses	0
Other reserves	0	0
Ending Balances	(42,321)	(30,104)	(3,161)
Foreign currency translation reserve
Disclosure of equity [Line Items]
Begining Balances	(29,269)	29,593	(16,041)
Increase (Decrease) in net unrealized gains on investments	0	0	0
Transfer of net realized (gains) loss on investments to profit or loss	0	0	0
Transfer of the recovery of the impairment credit loss on investments to profit or loss, Note 24	0	0	0
Change in net unrealized gains on cash flow hedges	0	0	0
Transfer of net realized losses on cash flow hedges to profit or loss	0	0	0
Foreign exchange translation	259,572	(58,862)	45,634
Net movement in hedges of net investments in foreign businesses	(1,219)
Other reserves	0	0
Ending Balances	S/ 229,084	S/ (29,269)	S/ 29,593